Premises And Equipment, Net	12 Months Ended
Sep. 30, 2012
Premises And Equipment, Net [Abstract]
Premises And Equipment, Net

5. PREMISES AND EQUIPMENT,  Net

A summary of the net carrying value of banking premises and equipment at September 30, 2012 and 2011 is as follows:

	2012	2011
	(Dollars in thousands)
Land	$9,337	$8,684
Building and improvements	63,684	53,822
Furniture, fixtures and equipment	41,304	38,069
	114,325	100,575
Less accumulated depreciation	56,559	52,152
	$57,766	$48,423

Depreciation and amortization expense for the years ended September 30, 2012, 2011, and 2010 was $5.0 million, $4.4 million, and $4.6 million, respectively.

The Bank has entered into non-cancelable operating lease agreements with respect to banking premises and equipment.  It is expected that many agreements will be renewed at expiration in the normal course of business. Rental expense was $1.3 million for the years ended September 30, 2012 and 2011, respectively and $1.2 million for the year ended September 30, 2010.

As of September 30, 2012, future minimum rental commitments, rounded to the nearest thousand, required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year were as follows (dollars in thousands):

2013	$1,247
2014	1,116
2015	993
2016	906
2017	874
Thereafter	7,188
$12,324